Document and Entity Information Document	Nov. 19, 2024
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Nov. 19, 2024
Document Period End Date	Nov. 19, 2024
Amendment Flag	false
Entity Registrant Name	Lion Copper and Gold Corp.
Entity Address, Address Line One	143 S Nevada St.
Entity Address, City or Town	Yerington
Entity Address, State or Province	NV
Entity Address, Country	US
Entity Address, Postal Zip Code	89447
Entity Incorporation, State Country Name	A1
City Area Code	775
Local Phone Number	463-9600
Entity File Number	000-55139
Entity Central Index Key	0001339688
Entity Emerging Growth Company	true
Entity Tax Identification Number	98-1664106
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false